Segment Information - Summary of Financial Information on Segments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Assets relating to equity-accounted investees	$ 692	$ 30
Impairment of property, plant and equipment	(1,809)
Assets held for sale		1,858
Nitrogen [member]
Disclosure of operating segments [line items]
Assets relating to equity-accounted investees	428
Retail [member]
Disclosure of operating segments [line items]
Assets relating to equity-accounted investees	$ 208
Phosphate and Sulfate [member]
Disclosure of operating segments [line items]
Impairment of property, plant and equipment		305
Others [member]
Disclosure of operating segments [line items]
Assets held for sale		$ 1,858